Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Business Segment
The tables below provide a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2012 (a)	$9,440	$8,517	$118	$18,075
Dispositions (a)	—	—	(69)	(69)
Foreign currency translation (a)	16	33	1	50
Other (b)	17	—	—	17
Balance at Dec. 31, 2013	$9,473	$8,550	$50	$18,073
Acquisitions/dispositions	—	39	—	39
Foreign currency translation	(121)	(124)	—	(245)
Other (b)	—	2	—	2
Balance at Dec. 31, 2014	$9,352	$8,467	$50	$17,869

(a)	Includes the reclassification of goodwill associated with the Newton Private Clients business from Investment Management to the Other segment.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible Assets by Business Segment
The tables below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services		Other	Consolidated
Balance at Dec. 31, 2012 (a)	$2,220	$1,732		$857	$4,809
Disposition (a)	—	(1)		(7)	(8)
Amortization (a)	(148)	(194)	(b)	—	(342)
Foreign currency translation (a)	7	2		(1)	8
Other (c)	(14)	(1)		—	(15)
Balance at Dec. 31, 2013	$2,065	$1,538		$849	$4,452
Amortization	(123)	(175)		—	(298)
Foreign currency translation	(19)	(8)		—	(27)
Balance at Dec. 31, 2014	$1,923	$1,355		$849	$4,127

(a)	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.

(b)	Includes an $8 million intangible asset impairment recorded in 2013.

(c)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2014				Dec. 31, 2013
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$1,945	$(1,481)	$464	11 years	$2,043	$(1,449)	$594
Customer contracts—Investment Services	2,328	(1,354)	974	11 years	2,352	(1,202)	1,150
Other	81	(67)	14	4 years	76	(60)	16
Total subject to amortization	4,354	(2,902)	1,452	11 years	4,471	(2,711)	1,760
Not subject to amortization: (a)
Trade name	1,360	N/A	1,360	N/A	1,369	N/A	1,369
Customer relationships	1,315	N/A	1,315	N/A	1,323	N/A	1,323
Total not subject to amortization	2,675	N/A	2,675	N/A	2,692	N/A	2,692
Total intangible assets	$7,029	$(2,902)	$4,127	N/A	$7,163	$(2,711)	$4,452

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2015	$268
2016	240
2017	216
2018	181
2019	107